Accounts payable	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
13.
Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2021		December 31, 2022		December 31, 2023
Suppliers	Ps.	2,734,704	Ps.	1,894,474	Ps.	1,808,751
Others suppliers		119,024		90,021		109,472
Interest payable		127,905		288,457		420,048
Direct or short term employee benefits		91,983		108,987		116,924
Others		73,928		90,352		102,727
Total	Ps.	3,147,544	Ps.	2,472,291	Ps.	2,557,922

The balance of direct employee benefits corresponding principally of provisions of vacation pay, employee profit sharing, bonuses and other employee benefits.